QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating Revenues	$ 149,189		$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 276,802	$ 215,706	$ 384,931	$ 401,486	$ 701,384
Operating Income	49,238		(4,428)	8,817	(2,234)	15,230	11,604	10,475	9,541	46,502	26,116	74,172	12,996	7,232	17,385	78,122
Net Income (Loss)	$ 51,753	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ 64,169	$ 1,211	$ (367)	$ (3,904)	$ 46,072
Net Income / (Loss) per share to common stockholders:
Basic earnings (loss) per share	$ 0.91		$ (0.17)	$ 0.06	$ (0.13)	$ 0.16	$ 0.11	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ 1.21	$ 0.03	$ (0.01)	$ (0.08)	$ 0.99
Diluted earnings (loss) per share	$ 0.83		$ (0.17)	$ 0.06	$ (0.13)	$ 0.15	$ 0.10	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ 1.12	$ 0.02	$ (0.01)	$ (0.08)	$ 0.96